Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Nature of Operations [Abstract]
Organization and nature of operations
1.	Organization and nature of operations

Elevai Labs Inc. (“Elevai”) was incorporated under the laws of the State of Delaware on June 9, 2020. Elevai and its 100% owned subsidiaries, Elevai Research Inc., Elevai Skincare Inc., and Elevai Biosciences, Inc., are collectively referred to in these unaudited condensed consolidated financial statements as “the Company.”

The Company is a skincare development company engaged in the design, manufacture, and marketing of skincare products in the skincare industry. The Company’s principal activities are developing and manufacturing skincare products.

On April 29, 2024, Elevai Skincare Inc. ("Skincare”) and Elevai Biosciences, Inc. (“BioSciences”) were incorporated under the laws of the state of Delaware. Elevai is the sole shareholder of Skincare and BioSciences. The purpose of Skincare is to operate the Company’s existing business, while the purpose of BioSciences is to hold and develop the Company’s intellectual property. Effective May 1, 2024, Elevai transferred its operating assets and liabilities relating to its skincare business to Skincare in exchange for common stock of Skincare.

1.	Organization and nature of operations

PMGC Holdings Inc. (“Elevai”) was incorporated under the laws of the State of Delaware on June 9, 2020. Elevai and its 100% owned subsidiary, Elevai Research Inc, are collectively referred to in these consolidated financial statements as “the Company”.

The Company is a skincare development company engaged in the design, manufacture, and marketing of skincare products in the skincare industry. The Company’s principal activities are developing and manufacturing skincare products.